Submission	Dec. 11, 2025
Submission [Line Items]
Central Index Key	0000016732
Registrant Name	CAMPBELL'S Co
Registration File Number	333-274048
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A